DISPOSITIONS (Details) - USD ($) $ in Millions			1 Months Ended
	Nov. 07, 2023	May 01, 2023	Feb. 28, 2023
Business Services Segment | Disposal group, disposed of by sale, not discontinued operations
Disclosure of operating segments [line items]
Gross proceeds		$ 490
Gain on disposal		$ 87
Infrastructure Services Segment
Disclosure of operating segments [line items]
Gross proceeds			$ 275
Gain on disposal			$ 14
Infrastructure Services Segment | Disposal group, disposed of by sale, not discontinued operations
Disclosure of operating segments [line items]
Gross proceeds	$ 3,800
Gain on disposal	3,900
Intangibles and goodwill	2,400
Property, plant and equipment	1,000
Deferred tax assets	300
Borrowings	3,700
Other net liabilities	$ 100